Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 1 of 17

Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Convertible Bonds (80.6%)
	Communication Services (3.4%)
160,000	Liberty Media Corp.*^
	2.375%, 09/30/53	$200,376
31,000	Live Nation Entertainment, Inc.
	2.000%, 02/15/25	35,184
21,000	Sphere Entertainment Company*
	3.500%, 12/01/28	29,230
52,000	Zillow Group, Inc.
	1.375%, 09/01/26	71,058
		335,848
	Consumer Discretionary (11.6%)
109,000	Booking Holdings, Inc.
	0.750%, 05/01/25	271,280
36,000	Burlington Stores, Inc.
	1.250%, 12/15/27	48,680
144,000	Carnival Corp.
	5.750%, 12/01/27	263,644
72,000	Cinemark Holdings, Inc.
	4.500%, 08/15/25	151,915
40,000	JetBlue Airways Corp.*
	2.500%, 09/01/29	45,545
24,000	Patrick Industries, Inc.
	1.750%, 12/01/28	33,217
36,000	Peloton Interactive, Inc.*
	5.500%, 12/01/29	75,558
45,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	187,005
47,000	Stride, Inc.
	1.125%, 09/01/27	85,722
		1,162,566
	Consumer Staples (1.8%)
50,000	Freshpet, Inc.
	3.000%, 04/01/28	101,017
70,000	Post Holdings, Inc.^
	2.500%, 08/15/27	80,177
		181,194
	Energy (2.0%)
54,000	CNX Resources Corp.
	2.250%, 05/01/26	143,613
35,000	Peabody Energy Corp.
	3.250%, 03/01/28	52,211
		195,824
	Financials (3.6%)
60,000	Core Scientific, Inc.*
	3.000%, 09/01/29	89,626
51,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	3.750%, 08/15/28	70,824
107,000	SoFi Technologies, Inc.*
	1.250%, 03/15/29	146,572
45,000	Upstart Holdings, Inc.*
	2.000%, 10/01/29	58,375
		365,397
	Health Care (4.5%)
71,000	Insmed, Inc.
	0.750%, 06/01/28	150,890
61,000	Integer Holdings Corp.^
	2.125%, 02/15/28	92,810
72,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	111,722
31,000	Mirum Pharmaceuticals, Inc.
	4.000%, 05/01/29	45,220
43,000	TransMedics Group, Inc.^
	1.500%, 06/01/28	50,856
		451,498
	Industrials (6.4%)
96,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	181,915
73,000	Fluor Corp.
	1.125%, 08/15/29	95,730
41,000	Granite Construction, Inc.
	3.750%, 05/15/28	77,971
73,000	Middleby Corp.
	1.000%, 09/01/25	80,372
45,000	Rocket Lab USA, Inc.*
	4.250%, 02/01/29	102,974
74,000	Tetra Tech, Inc.
	2.250%, 08/15/28	99,893
		638,855
	Information Technology (35.5%)
136,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	151,840
89,000	Datadog, Inc.
	0.125%, 06/15/25	123,678
43,000	Guidewire Software, Inc.
	1.250%, 03/15/25	70,166
51,000	HubSpot, Inc.
	0.375%, 06/01/25	100,233
39,000	Impinj, Inc.
	1.125%, 05/15/27	69,511
36,000	Insight Enterprises, Inc.
	0.750%, 02/15/25	92,329
57,000	Interdigital, Inc.
	3.500%, 06/01/27	111,535
52,000	MACOM Technology Solutions Holdings, Inc.
	0.250%, 03/15/26	73,848
	MicroStrategy, Inc.
135,000	0.625%, 09/15/28*	217,779
105,000	0.625%, 03/15/30*	193,006
142,000	0.000%, 02/15/27	257,455
106,000	2.250%, 06/15/32*	156,265
127,000	MongoDB, Inc.
	0.250%, 01/15/26	169,941
54,000	NCL Corp., Ltd.
	5.375%, 08/01/25	77,413
107,000	ON Semiconductor Corp.
	0.000%, 05/01/27	153,054
88,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	318,492
100,000	Parsons Corp.*
	2.625%, 03/01/29	129,627
53,000	Progress Software Corp.
	1.000%, 04/15/26	63,502
197,000	Seagate HDD Cayman
	3.500%, 06/01/28	263,779
49,000	Semtech Corp.
	1.625%, 11/01/27	68,055

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
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Calamos Convertible Equity Alternative ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
94,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	$119,287
35,000	Varonis Systems, Inc.
	1.250%, 08/15/25	57,804
37,000	Vertex, Inc.*
	0.750%, 05/01/29	48,802
206,000	Western Digital Corp.*
	3.000%, 11/15/28	294,986
137,000	Zscaler, Inc.
	0.125%, 07/01/25	173,046
		3,555,433
	Materials (1.3%)
45,000	United States Steel Corp.
	5.000%, 11/01/26	131,824
		131,824
	Real Estate (1.9%)
130,000	Welltower OP, LLC*
	2.750%, 05/15/28	186,750
		186,750
	Utilities (8.6%)
176,000	Evergy, Inc.*
	4.500%, 12/15/27	190,398
174,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	216,054
	Southern Company
278,000	3.875%, 12/15/25	310,429
137,000	4.500%, 06/15/27*	149,596
		866,477
	TOTAL CONVERTIBLE BONDS (Cost $7,078,409)	8,071,666

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (18.5%)
	Financials (4.8%)
3,728	Apollo Global Management, Inc.
	6.750%, 07/31/26	284,707
3,736	Ares Management Corp.
	6.750%, 10/01/27	201,371
		486,078
	Health Care (0.6%)
991	Brightspring Health Services, Inc.
	6.750%, 02/01/27	55,427

	Industrials (3.3%)
5,559	Boeing Company^
	6.000%, 10/15/27	298,685
584	Chart Industries, Inc.
	6.750%, 12/15/25	28,820
		327,505
	Information Technology (2.0%)
3,551	Hewlett Packard Enterprise Company^
	7.625%, 09/01/27	205,425
		205,425
	Materials (2.4%)
5,352	Albemarle Corp.^
	7.250%, 03/01/27	239,502

	Utilities (5.4%)
2,270	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§**
	3.369%, 09/15/29	88,412
	NextEra Energy, Inc.
4,675	7.299%, 06/01/27	247,354
4,556	6.926%, 09/01/25^	203,881
		539,647
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,777,213)	1,853,584

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (15.9%)
1,595,942	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $1,595,942)	1,595,942
TOTAL INVESTMENTS (115.0%) (Cost $10,451,564)		11,521,192
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-15.9%)		(1,595,942)
OTHER ASSETS, LESS LIABILITIES (0.9%)		97,291
NET ASSETS (100.0%)		$10,022,541

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at October 31, 2024.
†	Represents investment of cash collateral received from securities on loan as of October 31, 2024.
***	The rate disclosed is the 7 day net yield as of October 31, 2024.

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
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Calamos CEF Income & Arbitrage ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Closed-End Funds (99.4%)
	Allocation (18.0%)
27,722	Advent Convertible and Income Fund	$308,546
47,990	Bexil Investment Trust	619,071
17,366	Brookfield Real Assets Income Fund, Inc.	230,968
12,342	Eaton Vance Tax-Advantaged Dividend Income Fund	296,701
50,028	John Hancock Premium Dividend Fund	641,859
21,472	John Hancock Tax-Advantaged Dividend Income Fund	494,071
10,788	Thornburg Income Builder Opportunities Trust	185,122
		2,776,338
	International Equity (11.4%)
51,524	abrdn Total Dynamic Dividend Fund	450,835
17,750	India Fund, Inc.	312,400
11,159	Mexico Fund, Inc.	156,338
9,507	Morgan Stanley China A Share Fund, Inc.	121,024
12,542	Morgan Stanley India Investment Fund, Inc.	347,664
13,833	Templeton Dragon Fund, Inc.	122,560
18,907	Templeton Emerging Markets Fund	244,657
		1,755,478
	Municipal Bond (1.4%)
19,993	Nuveen Municipal Credit Opportunities Fund	221,922

	Nontraditional Equity (12.3%)
16,131	BlackRock Enhanced Capital and Income Fund, Inc.	310,199
48,160	BlackRock Enhanced Equity Dividend Trust	419,955
49,906	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	419,710
53,665	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	444,883
20,882	Nuveen Dow 30sm Dynamic Overwrite Fund	305,921
		1,900,668
	Sector Equity (23.9%)
22,092	abrdn Healthcare Opportunities Fund	462,165
5,435	BlackRock Health Sciences Trust	217,019
27,449	BlackRock Resources & Commodities Strategy Trust	255,825
8,560	Blackrock Science & Technology Trust	305,250
11,264	ClearBridge Energy Midstream Opportunity Fund, Inc.	478,945
33,694	Cohen & Steers Quality Income Realty Fund, Inc.	454,195
5,084	John Hancock Financial Opportunities Fund	173,619
49,484	Kayne Anderson Energy Infrastructure Fund	568,571
41,868	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	346,667
9,989	SRH Total Return Fund, Inc.	154,829
5,210	Tortoise Midstream Energy Fund, Inc.	262,532
		3,679,617
	Taxable Bond (25.8%)
9,334	Aberdeen Asia-Pacific Income Fund, Inc.	153,078
49,432	Allspring Multi-Sector Income Fund	451,314
22,851	BlackRock Taxable Municipal Bond Trust	379,784
24,650	DoubleLine Income Solutions Fund	309,358
20,231	DoubleLine Opportunistic Credit Fund	311,153
17,865	Eaton Vance Floating-Rate Income Trust	234,210
20,040	Flaherty & Crumrine Preferred and Income Securities Fund	319,438
45,475	Highland Opportunities and Income Fund	257,843
68,240	Nuveen Credit Strategies Income Fund	389,650
12,010	Nuveen Global High Income Fund	154,569
30,406	Nuveen Preferred & Income Opportunities Fund	244,464
28,104	Nuveen Taxable Municipal Income Fund	457,533
70,647	Western Asset High Income Fund II, Inc.	311,553
		3,973,947
	U.S. Equity (6.6%)
76,934	Liberty All-Star Growth Fund, Inc.	427,753
15,469	Royce Micro-Cap Trust, Inc.	144,171
29,211	Royce Small-Cap Trust, Inc.	442,547
		1,014,471
	TOTAL CLOSED-END FUNDS (Cost $14,637,455)	15,322,441
TOTAL INVESTMENTS (99.4%) (Cost $14,637,455)		15,322,441
OTHER ASSETS, LESS LIABILITIES (0.6%)		91,424
NET ASSETS (100.0%)		$15,413,865

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 4 of 17

Calamos Alternative Nasdaq® & Bond ETF

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Exchange-Traded Funds (85.9%)
	Taxable Bond (85.9%)
9,438	Franklin Senior Loan ETF	$230,004
867	iShares Broad USD Investment Grade Corporate Bond ETF	44,304
1,700	Janus Henderson AAA CLO ETF	86,530
1,246	Schwab 1-5 Year Corporate Bond ETF	30,515
5,616	Simplify MBS ETF	281,081
9,644	SPDR Portfolio High Yield Bond ETF	228,370
3,553	Vanguard Emerging Markets Government Bond ETF	229,026
172	Vanguard Long-Term Corporate Bond ETF	13,306
		1,143,136
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,163,164)	1,143,136

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (13.3%) #Ω
	Communication Services (2.2%)
4	Alphabet, Inc.
68,444	Expires 01/17/25, Strike $161.00	6,444
1	Meta Platforms, Inc.
56,758	Expires 03/21/25, Strike $540.00	7,130
1	Netflix, Inc.
75,603	Expires 09/26/25, Strike $820.00	8,012
2	T-Mobile U.S., Inc.
446	Expires 09/26/25, Strike $203.00	7,114
		28,700
	Consumer Discretionary (0.6%)
3	Amazon.com, Inc.
55,920	Expires 03/21/25, Strike $199.00	3,577
2	Tesla, Inc.
49,970	Expires 01/17/25, Strike $249.00	5,035
		8,612
	Consumer Staples (1.2%)
1	Costco Wholesale Corp.
87,418	Expires 06/20/25, Strike $766.00	15,070
1	PepsiCo, Inc.
16,608	Expires 06/20/25, Strike $174.00	634
		15,704
	Information Technology (7.6%)
1	Adobe, Inc.
47,808	Expires 03/21/25, Strike $711.00	251
2	Advanced Micro Devices, Inc.
28,814	Expires 09/26/25, Strike $214.00	1,683
6	Apple, Inc.
135,546	Expires 09/26/25, Strike $232.00	14,127
10	Broadcom, Inc.
169,770	Expires 06/20/25, Strike $153.00	33,370
4	Cisco Systems, Inc.
21,908	Expires 01/17/25, Strike $50.00	2,325
4	Intel Corp.
8,608	Expires 03/21/25, Strike $51.00	35
3	Microsoft Corp.
121,905	Expires 06/20/25, Strike $460.00	4,713
10	NVIDIA Corp.
132,760	Expires 01/17/25, Strike $90.50	45,108
		101,612
	Other (1.7%)
	Direxion Nasdaq-100® Equal Weighted Index Shares
9
8,487	Call, 01/17/25, Strike $88.00	3,910
9
8,487	Call, 03/21/25, Strike $88.00	5,295
9
8,487	Call, 06/20/25, Strike $88.00	6,847
7
6,601	Call, 09/26/25, Strike $87.50	6,599
		22,651
	TOTAL PURCHASED OPTIONS (Cost $191,471)	177,279
TOTAL INVESTMENTS (99.2%) (Cost $1,354,635)		1,320,415
OTHER ASSETS, LESS LIABILITIES (0.8%)		10,165
NET ASSETS (100.0%)		$1,330,580

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
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Calamos S&P 500® Structured Alt Protection ETFTM - May

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (108.1%) #Ω
	Long Call Option (106.4%)
1,352	SPDR® S&P 500® ETF Trust
76,880,128	Expires 04/30/25, Strike $0.65	$76,597,230
	Long Put Option (1.7%)
1,352	SPDR® S&P 500® ETF Trust
76,880,128	Expires 04/30/25, Strike $502.13	1,230,804
	TOTAL PURCHASED OPTIONS (Cost $72,892,853)	77,828,034
TOTAL INVESTMENTS (108.1%) (Cost $72,892,853)		77,828,034
LIABILITIES, LESS OTHER ASSETS (-8.1%)		(5,845,417)
NET ASSETS (100.0%)		$71,982,617
WRITTEN OPTION (-8.4%) #Ω
	Short Call Option (-8.4%)
(1,352)	SPDR® S&P 500® ETF Trust
(76,880,128)	Expires 04/30/25, Strike $552.18
	(Premium $2,743,581)	(6,028,804)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
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Calamos S&P 500® Structured Alt Protection ETFTM – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (103.8%) #Ω
	Long Call Option (100.5%)
660	SPDR® S&P 500® ETF Trust
37,530,240	Expires 06/30/25, Strike $0.76	$37,205,520
	Long Put Option (3.3%)
660	SPDR® S&P 500® ETF Trust
37,530,240	Expires 06/30/25, Strike $544.27	1,217,040
	TOTAL PURCHASED OPTIONS (Cost $37,321,207)	38,422,560
TOTAL INVESTMENTS (103.8%) (Cost $37,321,207)		38,422,560
LIABILITIES, LESS OTHER ASSETS (-3.8%)		(1,400,120)
NET ASSETS (100.0%)		$37,022,440
WRITTEN OPTION (-3.8%) #Ω
	Short Call Option (-3.8%)
(660)	SPDR® S&P 500® ETF Trust
(37,530,240)	Expires 06/30/25, Strike $595.70
	(Premium $1,153,955)	(1,423,620)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 7 of 17

Calamos S&P 500® Structured Alt Protection ETFTM – August

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (104.0%) #Ω
	Long Call Option (100.1%)
759	SPDR® S&P 500® ETF Trust
43,159,776	Expires 07/31/25, Strike $0.77	$42,944,795
	Long Put Option (3.9%)
759	SPDR® S&P 500® ETF Trust
43,159,776	Expires 07/31/25, Strike $550.87	1,676,331
	TOTAL PURCHASED OPTIONS (Cost $42,934,045)	44,621,126
TOTAL INVESTMENTS (104.0%) (Cost $42,934,045)		44,621,126
LIABILITIES, LESS OTHER ASSETS (-4.0%)		(1,708,237)
NET ASSETS (100.0%)		$42,912,889
WRITTEN OPTION (-4.1%) #Ω
	Short Call Option (-4.1%)
(759)	SPDR® S&P 500® ETF Trust
(43,159,776)	Expires 07/31/25, Strike $599.01
	(Premium $1,078,715)	(1,759,099)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 8 of 17

Calamos S&P 500® Structured Alt Protection ETFTM – September

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (103.6%) #Ω
	Long Call Option (99.0%)
484	SPDR® S&P 500® ETF Trust
27,522,176	Expires 08/29/25, Strike $0.79	$27,378,635
	Long Put Option (4.6%)
484	SPDR® S&P 500® ETF Trust
27,522,176	Expires 08/29/25, Strike $563.68	1,280,661
	TOTAL PURCHASED OPTIONS (Cost $27,992,261)	28,659,296
TOTAL INVESTMENTS (103.6%) (Cost $27,992,261)		28,659,296
LIABILITIES, LESS OTHER ASSETS (-3.6%)		(1,003,390)
NET ASSETS (100.0%)		$27,655,906
WRITTEN OPTION (-3.8%) #Ω
	Short Call Option (-3.8%)
(484)	SPDR® S&P 500® ETF Trust
(27,522,176)	Expires 08/29/25, Strike $606.01
	(Premium $805,255)	(1,054,455)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 9 of 17

Calamos S&P 500® Structured Alt Protection ETFTM – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (103.5%) #Ω
	Long Call Option (98.2%)
462	SPDR® S&P 500® ETF Trust
26,271,168	Expires 09/30/25, Strike $0.80	$26,107,072
	Long Put Option (5.3%)
462	SPDR® S&P 500® ETF Trust
26,271,168	Expires 09/30/25, Strike $573.76	1,418,913
	TOTAL PURCHASED OPTIONS (Cost $27,570,917)	27,525,985
TOTAL INVESTMENTS (103.5%) (Cost $27,570,917)		27,525,985
LIABILITIES, LESS OTHER ASSETS (-3.5%)		(923,673)
NET ASSETS (100.0%)		$26,602,312
WRITTEN OPTION (-3.7%) #Ω
	Short Call Option (-3.7%)
(462)	SPDR® S&P 500® ETF Trust
(26,271,168)	Expires 09/30/25, Strike $612.03
	(Premium $1,106,237)	(985,615)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

Date: 12/04/2024 05:48 AM	Project: Form Type:
Client: __	File: tm2430085d2_nportex.htm Type: Pg: 10 of 17

Calamos Nasdaq-100® Structured Alt Protection ETFTM – June

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (106.1%) #Ω
	Long Call Option (102.7%)
858	Invesco QQQ Trust Series 1
41,514,330	Expires 05/30/25, Strike $0.68	$41,554,297
	Long Put Option (3.4%)
858	Invesco QQQ Trust Series 1
41,514,330	Expires 05/30/25, Strike $450.76	1,377,367
	TOTAL PURCHASED OPTIONS (Cost $42,407,300)	42,931,664
TOTAL INVESTMENTS (106.1%) (Cost $42,407,300)		42,931,664
LIABILITIES, LESS OTHER ASSETS (-6.1%)		(2,469,980)
NET ASSETS (100.0%)		$40,461,684
WRITTEN OPTION (-6.6%) #Ω
	Short Call Option (-6.6%)
(858)	Invesco QQQ Trust Series 1
(41,514,330)	Expires 05/30/25, Strike $497.00
	(Premium $2,071,251)	(2,677,220)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

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Calamos Nasdaq-100® Structured Alt Protection ETFTM – September

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (106.1%) #Ω
	Long Call Option (100.4%)
988	Invesco QQQ Trust Series 1
47,804,380	Expires 08/29/25, Strike $0.67	$47,844,707
	Long Put Option (5.7%)
988	Invesco QQQ Trust Series 1
47,804,380	Expires 08/29/25, Strike $476.27	2,727,656
	TOTAL PURCHASED OPTIONS (Cost $49,438,532)	50,572,363
TOTAL INVESTMENTS (106.1%) (Cost $49,438,532)		50,572,363
LIABILITIES, LESS OTHER ASSETS (-6.1%)		(2,904,026)
NET ASSETS (100.0%)		$47,668,337
WRITTEN OPTION (-6.3%) #Ω
	Short Call Option (-6.3%)
(988)	Invesco QQQ Trust Series 1
(47,804,380)	Expires 08/29/25, Strike $516.04
	(Premium $2,378,701)	(2,993,559)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

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Calamos Russell 2000® Structured Alt Protection ETFTM – July

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (107.0%) #Ω
	Long Call Option (103.4%)
2,610	iShares Russell 2000 ETF
56,835,360	Expires 06/30/25, Strike $0.28	$56,721,000
	Long Put Option (3.6%)
2,610	iShares Russell 2000 ETF
56,835,360	Expires 06/30/25, Strike $202.91	2,002,442
	TOTAL PURCHASED OPTIONS (Cost $55,500,780)	58,723,442
TOTAL INVESTMENTS (107.0%) (Cost $55,500,780)		58,723,442
LIABILITIES, LESS OTHER ASSETS (-7.0%)		(3,840,467)
NET ASSETS (100.0%)		$54,882,975
WRITTEN OPTION (-7.0%) #Ω
	Short Call Option (-7.0%)
(2,610)	iShares Russell 2000 ETF
(56,835,360)	Expires 06/30/25, Strike $225.65
	(Premium $2,270,790)	(3,854,574)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

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Calamos Russell 2000® Structured Alt Protection ETFTM – October

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (105.1%) #Ω
	Long Call Option (98.1%)
1,204	iShares Russell 2000 ETF
26,218,304	Expires 09/30/25, Strike $0.31	$26,133,027
	Long Put Option (7.0%)
1,204	iShares Russell 2000 ETF
26,218,304	Expires 09/30/25, Strike $220.89	1,862,661
	TOTAL PURCHASED OPTIONS (Cost $27,934,284)	27,995,688
TOTAL INVESTMENTS (105.1%) (Cost $27,934,284)		27,995,688
LIABILITIES, LESS OTHER ASSETS (-5.1%)		(1,358,185)
NET ASSETS (100.0%)		$26,637,503
WRITTEN OPTION (-5.3%) #Ω
	Short Call Option (-5.3%)
(1,204)	iShares Russell 2000 ETF
(26,218,304)	Expires 09/30/25, Strike $239.56
	(Premium $1,422,820)	(1,409,930)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
Ω	FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

Information Classification: Limited Access

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Calamos Laddered S&P 500® Structured Alt Protection ETFTM

SCHEDULE OF INVESTMENTS OCTOBER 31, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE

Exchange-Traded Funds (100.0%) #†
	Other (100.0%)
198,660	Calamos S&P 500® Structured Alt Protection ETFTM - August	$4,924,801
199,786	Calamos S&P 500® Structured Alt Protection ETFTM - July	4,942,446
187,132	Calamos S&P 500® Structured Alt Protection ETFTM - May	4,943,747
194,691	Calamos S&P 500® Structured Alt Protection ETFTM - October	4,914,001
196,807	Calamos S&P 500® Structured Alt Protection ETFTM - September	4,930,035
		24,655,030
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,517,133)	24,655,030
TOTAL INVESTMENTS (100.0%) (Cost $24,517,133)		24,655,030
OTHER ASSETS, LESS LIABILITIES (0.0%)		5,577
NET ASSETS (100.0%)		$24,660,607

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
†	Represents investments in affiliated funds.

Amounts relating to investments in affiliated funds at October 31, 2024, and for the fiscal year-to-date period (August 1, 2024 to October 31, 2024) are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gains/(Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Calamos S&P 500® Structured Alt Protection ETFTM - August	$-	$5,759,524	$883,456	$-	$13,015	$35,718	$4,924,801
Calamos S&P 500® Structured Alt Protection ETFTM - July	-	5,774,251	884,956	-	12,717	40,434	4,942,446
Calamos S&P 500® Structured Alt Protection ETFTM - May	-	5,776,497	882,976	-	8,563	41,663	4,943,747
Calamos S&P 500® Structured Alt Protection ETFTM - October	-	5,833,076	905,269	-	(1,226)	(12,580)	4,914,001
Calamos S&P 500® Structured Alt Protection ETFTM - September	-	5,772,733	887,142	-	11,782	32,662	4,930,035
	$-	$28,916,081	$4,443,799	$-	$44,851	$137,897	$24,655,030

See accompanying Notes to Schedule of Investments

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Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the “Trust”), a Delaware statutory trust organized on June 17, 2013, consists of fourteen series, including Convertible Equity Alternative ETF (commenced operations on October 4, 2023), CEF Income & Arbitrage ETF (commenced operations on January 16, 2024), Alternative Nasdaq & Bond ETF (commenced operations on February 13, 2024), S&P 500® Structured Alt Protection ETFTM - May (commenced operations on May 1, 2024), S&P 500® Structured Alt Protection ETFTM – July (commenced operation on July 1, 2024), S&P 500® Structured Alt Protection ETFTM – August (commenced operation on August 1, 2024), S&P 500® Structured Alt Protection ETFTM – September (commenced operation on September 3, 2024), S&P 500® Structured Alt Protection ETFTM – October (commenced operation on October 1, 2024), Nasdaq-100® Structured Alt Protection ETFTM – June (commenced operations on June 3, 2024), Nasdaq-100® Structured Alt Protection ETFTM – September (commenced operations on September 3, 2024), Russell 2000® Structured Alt Protection ETFTM – July (commenced operations on July 1, 2024), Russell 2000® Structured Alt Protection ETFTM – October (commenced operations on October 1, 2024), and Laddered S&P 500® Structured Alt Protection ETFTM (commenced operations on September 9, 2024), (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act’), as an open-end management investment company. Prior to commencement of operations, each Fund has issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

Each Fund is a non-diversified, actively managed exchange-traded fund (“ETF”). Convertible Equity Alternative ETF’s investment objective is total return through capital appreciation and current income. CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation. Alternative Nasdaq® & Bond ETF’s investment objective is attractive risk-adjusted return through capital appreciation and current income. S&P 500® Structured Alt Protection ETFTM — May seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.81%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from May 1, 2024 through April 30, 2025. S&P 500 Structured Alt Protection ETFTM — July seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 9.45%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025. S&P 500® Structured Alt Protection ETFTM — August seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 8.74%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from August 1, 2024 through July 31, 2025. S&P 500® Structured Alt Protection ETFTM — September seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 7.50%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025. S&P 500® Structured Alt Protection ETFTM — October seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a cap of 6.67%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025. Nasdaq-100® Structured Alt Protection ETFTM - June seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 10.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from June 1, 2024 through May 31, 2025. Nasdaq-100® Structured Alt Protection ETFTM — September seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a cap of 8.35%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from September 1, 2024 through August 31, 2025. Russell 2000® Structured Alt Protection ETFTM — July seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a cap of 11.20%, while protecting against 100% of negative price return of the underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025. Russell 2000® Structured Alt Protection ETFTM — October seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a cap of 8.45%, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025. Laddered S&P 500® Structured Alt Protection ETFTM seeks to provide investors with capital appreciation.

Calamos Advisors LLC (“Calamos Advisors”, or the "Adviser"), serves as the Funds' adviser.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Funds' Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Funds' NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Securities and those that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

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FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price at the official close of that exchange’s trading day. However, when a Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	Calamos Convertible Equity Alternative ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$8,071,666	$—	$8,071,666
Convertible Preferred Stocks	1,765,172	88,412	—	1,853,584
Investment of Cash Collateral For Securities Loaned	—	1,595,942	—	1,595,942
Total	$1,765,172	$9,756,020	$—	$11,521,192

	Calamos CEF Income & Arbitrage ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$15,322,441	$—	$—	$15,322,441
Total	$15,322,441	$—	$—	$15,322,441

	Calamos Alternative Nasdaq® & Bond ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$1,143,136	$—	$—	$1,143,136
Purchased Options	—	177,279	—	177,279
Total	$1,143,136	$177,279	$—	$1,320,415

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	Calamos S&P 500® Structured Alt Protection ETFTM - May
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$77,828,034	$—	$77,828,034
Total	$—	$77,828,034	$—	$77,828,034
Liabilities:
Written Option	$—	$6,028,804	$—	$6,028,804
Total	$—	$6,028,804	$—	$6,028,804

	Calamos S&P 500® Structured Alt Protection ETFTM – July
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$38,422,560	$—	$38,422,560
Total	$—	$38,422,560	$—	$38,422,560
Liabilities:
Written Option	$—	$1,423,620	$—	$1,423,620
Total	$—	$1,423,620	$—	$1,423,620

	Calamos S&P 500® Structured Alt Protection ETFTM – August
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$44,621,126	$—	$44,621,126
Total	$—	$44,621,126	$—	$44,621,126
Liabilities:
Written Option	$—	$1,759,099	$—	$1,759,099
Total	$—	$1,759,099	$—	$1,759,099

	Calamos S&P 500® Structured Alt Protection ETFTM – September
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$28,659,296	$—	$28,659,296
Total	$—	$28,659,296	$—	$28,659,296
Liabilities:
Written Option	$—	$1,054,455	$—	$1,054,455
Total	$—	$1,054,455	$—	$1,054,455

	Calamos S&P 500® Structured Alt Protection ETFTM – October
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$27,525,985	$—	$27,525,985
Total	$—	$27,525,985	$—	$27,525,985
Liabilities:
Written Option	$—	$985,615	$—	$985,615
Total	$—	$985,615	$—	$985,615

	Calamos Nasdaq-100® Structured Alt Protection ETFTM – June
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$42,931,664	$—	$42,931,664
Total	$—	$42,931,664	$—	$42,931,664
Liabilities:
Written Option	$—	$2,677,220	$—	$2,677,220
Total	$—	$2,677,220	$—	$2,677,220

	Calamos Nasdaq-100® Structured Alt Protection ETFTM – September
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$50,572,363	$—	$50,572,363
Total	$—	$50,572,363	$—	$50,572,363
Liabilities:
Written Option	$—	$2,993,559	$—	$2,993,559
Total	$—	$2,993,559	$—	$2,993,559

	Calamos Russell 2000® Structured Alt Protection ETFTM – July
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$58,723,442	$—	$58,723,442
Total	$—	$58,723,442	$—	$58,723,442
Liabilities:
Written Option	$—	$3,854,574	$—	$3,854,574
Total	$—	$3,854,574	$—	$3,854,574

	Calamos Russell 2000® Structured Alt Protection ETFTM – October
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Purchased Options	$—	$27,995,688	$—	$27,995,688
Total	$—	$27,995,688	$—	$27,995,688
Liabilities:
Written Option	$—	$1,409,930	$—	$1,409,930
Total	$—	$1,409,930	$—	$1,409,930

	Calamos Laddered S&P 500® Structured Alt Protection ETFTM
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$24,655,030	$—	$—	$24,655,030
Total	$24,655,030	$—	$—	$24,655,030

Information Classification: Limited Access